Related Party Transactions	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Related Party Transactions

Note 7 - Related Party Transactions

On March 2, 2023, the Company entered into an amendment (the “Amendment”) to the loan facility agreement (as amended on June 30, 2021, the “Loan Facility Agreement”) with Israel Bar, the Company’s Chief Executive Officer, director and largest shareholder, and Joseph Gottlieb, another director and the Company’s second largest shareholder, pursuant to which the Company (i) amended the repayment terms set in the Loan Facility Agreement to provide that the amounts outstanding under the Loan Facility Agreement shall be due and payable in 24 equal monthly payments, commencing on February 4, 2024, subject to availability of free cash (as defined in the Amendment) of the Company, and (ii) clarified that the total amount due to Mr. Gottlieb under the Loan Agreement is NIS 1,020,347 (approximately $317,371). Pursuant to the Amendment, the total outstanding amount under the Loan Facility Agreement after giving effect to the Amendment was NIS 3,480,305.88 (approximately $1,088,250). As of June 30, 2023, the outstanding amount under the Loan Facility Agreement is $1,088,250. The loans were classified as long term liabilities in the amount of $861,531 and short term liabilities in the amount of $226,719. The change of conditions was treated as a modification with no impact on the results of operations.